First Trust Core Investment Grade ETF Average Annual Total Returns		12 Months Ended	14 Months Ended
	Jul. 31, 2025	Dec. 31, 2024	Dec. 31, 2024
Bloomberg US Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		1.25%	6.39%
ICE BofA US Broad Market Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		1.49%	6.45%
First Trust Core Investment Grade ETF
Prospectus [Line Items]
Average Annual Return, Percent		2.32%	7.57%
Performance Inception Date	Nov. 07, 2023
First Trust Core Investment Grade ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		0.21%	5.50%
First Trust Core Investment Grade ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		1.36%	4.91%